PGIM Quant Solutions Large-Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended		120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.85%	[1]	14.82%
Performance Inception Date
Russell 1000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	9.81%	[1]	10.53%
Performance Inception Date
A
Prospectus [Line Items]
Average Annual Return, Percent		11.21%	10.47%			8.41%
C
Prospectus [Line Items]
Average Annual Return, Percent		15.54%	10.61%			8.01%
R
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	11.49%			8.81%
Z
Prospectus [Line Items]
Average Annual Return, Percent		18.07%	12.08%			9.38%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	9.09%			6.92%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.43%	9.01%			6.93%
R6
Prospectus [Line Items]
Average Annual Return, Percent		18.09%	12.07%	7.94%
Performance Inception Date	Apr. 26, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.